July 5, 2011

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
Division of Investment Management
100 “F” Street, N.E.
Washington, D.C.  20549

RE:           DGHM Investment Trust (the “Trust”)
File Nos. 333-137775 and 811-21959

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and the regulations thereunder, the Trust on behalf of its series, hereby certifies that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from that contained in the most recent amendment dated June 28, 2011, and filed electronically as Post-Effective Amendment No. 6 to the Trust’s Registration Statement on Form N-1A.

If you have any questions or require further information, please do not hesitate to contact John H. Lively at (913) 660-0778

Sincerely,

/s/ Karen Shupe
Karen Shupe
As Administrator